Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of issued bond outstanding
A summary of issued bonds outstanding as of December 31, 2021, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	85
CNH Industrial Finance Europe S.A. (1)	EUR	369	2.875%	May 17, 2023	417
CNH Industrial Finance Europe S.A. (1)	EUR	750	0.000%	April 1, 2024	850
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	736
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	113
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	566
CNH Industrial Finance Europe S.A. (1)	EUR	600	1.750%	March 25, 2027	680
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	57
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.625%	July 3, 2029	566
CNH Industrial Finance Europe S.A. (1)	EUR	50	2.200%	July 15, 2039	57
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(43)
Total Industrial Activities					5,184
Financial Services
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital Australia Pty Ltd.	AUD	175	2.100%	December 12, 2022	127
CNH Industrial Capital LLC	USD	600	1.950%	July 2, 2023	600
CNH Industrial Capital Argentina SA	USD	31	0.000%	August 31, 2023	31
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
CNH Industrial Capital Australia Pty Ltd.	AUD	200	1.750%	July 8, 2024	145
CNH Industrial Capital Australia Pty Ltd.	AUD	50	1.750%	July 8, 2024	36
CNH Industrial Capital Canada Ltd	CAD	300	1.500%	October 1, 2024	236
CNH Industrial Capital LLC	USD	500	1.875%	January 15, 2026	500
CNH Industrial Capital LLC	USD	600	1.450%	July 15, 2026	600
Hedging effects, bond premium/discount, and unamortized issuance costs					5
Total Financial Services					3,280
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange
A summary of total debt as of December 31, 2021 and 2020, is as follows:

	2021			2020
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$5,184	$3,280	$8,464	$6,366	$3,216	$9,582
Asset-backed debt	—	11,055	11,055	—	11,922	11,922
Other debt	181	4,045	4,226	905	3,644	4,549
Intersegment debt	798	1,055	—	1,017	856	—
Total Debt	$6,163	$19,435	$23,745	$8,288	$19,638	$26,053

Schedule of minimum annual repayments of debt
A summary of the minimum annual repayments of debt as of December 31, 2021, for 2022 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2022	$187	$9,874	$10,061
2023	1,036	3,296	4,332
2024	854	2,516	3,370
2025	852	974	1,826
2026	568	1,577	2,145
2027 and thereafter	1,868	143	2,011
Intersegment	798	1,055	—
Total	$6,163	$19,435	$23,745